NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Apr. 14, 2021	Jan. 11, 2021	Oct. 08, 2020	Jan. 29, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 05, 2021	Aug. 26, 2019	May 21, 2019
Net Loss						$ (1,185,846)	$ (2,305,073)
Cash in operations						653,882
Working capital						1,071,951
Current assets						114,298	62,299
Accumulated Deficit						(11,502,721)	(10,316,875)
Promissory note from MAAB						1,209,350	750,017
8% senior convertible promissory note						$ 688,166	$ 694,431
Common Stock [Member]
Stockholders' Equity, Reverse Stock Split			1-for-15
Equity Purchase And Registration Rights Agreement [Member]
Agreed value of shares to be purchased under the agreement									$ 5,000,000
Equity Purchase Agreement | Maximum [Member]
Stock price per share						$ 1.539
Equity Purchase Agreement | Minimum [Member]
Stock price per share						0.515
Equity Purchase Agreement | Common Stock [Member]
Number of common stock sale					40,000
Equity Purchase Agreement | Subsequent Event [Member] | Maximum [Member]
Stock price per share	$ 2.85							$ 2.85
Equity Purchase Agreement | Subsequent Event [Member] | Minimum [Member]
Stock price per share								$ 2.44
Equity Purchase Agreement | Subsequent Event [Member] | Common Stock [Member]
Number of common stock sale	453,333	40,000		40,000
Proceeds from sale of common shares	$ 601,644
Equity Purchase Agreement | Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Stock price per share	$ 0.52
Equity Purchase Agreement [Member] | Minimum [Member]
Stock price per share						$ 0.515
Senior Subordinated Notes First Tranche [Member]
8% senior convertible promissory note						$ 688,166				$ 307,798
Senior Subordinated Notes Second Tranche [Member]
8% senior convertible promissory note						121,691
Parent Company [Member] | Notes Payable Other Payables [Member]
Promissory note from MAAB						1,209,350
Amount available under the terms of the note						$ 40,650